Simple Agreements For Future Equity (SAFE) (Details) $ in Thousands			12 Months Ended		38 Months Ended
	Dec. 02, 2020 shares	Jun. 24, 2019 shares	Dec. 31, 2020 USD ($) shares	Dec. 31, 2019 USD ($) shares	May 31, 2019 instrumentType
Financial Instruments Subject to Mandatory Redemption by Settlement Terms [Line Items]
Number of types of SAFEs issued | instrumentType					2
Interest rate per annum of the invested amount of the SAFE (as a percent)			18.00%
Charge for the increase in fair value | $				$ 24,200
Amount settled in cash | $			$ 0	$ 5,609
Series A Convertible Preferred Stock
Financial Instruments Subject to Mandatory Redemption by Settlement Terms [Line Items]
Conversion of SAFE into Series A convertible preferred stock for cash, net of issuance costs (in shares)				68,877,417
Series A Convertible Preferred Stock | Preferred Stock
Financial Instruments Subject to Mandatory Redemption by Settlement Terms [Line Items]
Conversion of SAFE into Series A convertible preferred stock for cash, net of issuance costs (in shares)		68,877,417
Class A Common Stock | Common Stock
Financial Instruments Subject to Mandatory Redemption by Settlement Terms [Line Items]
Conversion of SAFE into Series A common stock or Issuance of Class A common stock upon exercise of warrants (in shares)	1,466,155	3,612,062	1,466,155	3,612,062